Income Taxes - Summary of U.S and Foreign (loss) / Income Before Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
U.S.	$ (13,687)	$ (22,264)	$ (17,518)
Foreign	41,293	(24,948)	(88,577)
Income / (Loss) before income taxes	$ 27,606	$ (47,212)	$ (106,095)